GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill by segment are as follows:

(In millions)	January 1, 2024	Additions	Translation	December 31, 2024	Additions	Translation	December 31, 2025
Electrical Americas	$7,415	$17	$(35)	$7,396	$581	$33	$8,010
Electrical Global	4,038	—	(196)	3,842	—	314	4,156
Aerospace	2,901	—	(45)	2,856	—	121	2,977
Mobility	623	—	(5)	619	—	7	626
Total	$14,977	$17	$(281)	$14,713	$581	$475	$15,769

Schedule of Other Intangible Assets
A summary of other intangible assets is as follows:

	December 31
	2025		2024
(In millions)	Historical cost	Accumulated amortization	Historical cost	Accumulated amortization
Intangible assets not subject to amortization
Trademarks	$1,215		$1,200

Intangible assets subject to amortization
Customer relationships	$5,236	$2,934	$4,659	$2,577
Patents and technology	2,225	1,191	1,979	1,056
Trademarks	1,214	787	1,107	693
Other	235	159	169	131
Total intangible assets subject to amortization	$8,911	$5,071	$7,915	$4,456

Schedule of Amortization Expense of Intangible Assets
Amortization expense related to intangible assets subject to amortization in 2025, and estimated amortization expense for each of the next five years, is as follows

(In millions)
2025	$461
2026	469
2027	438
2028	365
2029	328
2030	286